Income Taxes (Reasonable Probablity of Tax Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest	$ 1	$ 1
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	822	$ 667
Settlement with Taxing Authority [Member] | 2006 through 2010 years [Member] | Nova Scotia Power Inc. [Member] | Canada Revenue Agency [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute	62
Prepaid amount in dispute	$ 23